Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000130874_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.71%
C000130874_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.33%
C000130874_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.09%
C000130874_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.25%
C000130874_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.17%
C000130874_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.45%
C000206762_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.25%
C000206762_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.17%
C000206762_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%
C000175832_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.25%
C000175832_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.17%
C000175832_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.17%
C000130874_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.24%
C000130874_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.98%
C000130874_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.76%
C000206762_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%
C000206762_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.58%
C000206762_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.09%
C000206762_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%
C000206762_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.04%
C000206762_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.41%
C000206762_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%
C000206762_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent
C000175832_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.57%
C000175832_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.27%
C000175832_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.08%
C000175832_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.71%
C000175832_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.33%
C000175832_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%